Consolidated Statements Of Changes In Equity (Unaudited) (USD $) In Thousands, except Share data	Total USD ($)	Preferred Stock	Common Stock USD ($)	Additional Paid In Capital USD ($)	Retained Earnings USD ($)	Accumulated Other Comprehensive Income/Loss USD ($)	Total Navios Holdings' Stockholders' Equity USD ($)	Noncontrolling Interest USD ($)
Balance at Dec. 31, 2010	$ 1,317,543		$ 10	$ 531,265	$ 495,684	$ 32,624	$ 1,059,583	$ 257,960
Balance, Number of Shares at Dec. 31, 2010		8,479	101,563,766
Net income	13,971				12,705		12,705	1,251
Total other comprehensive loss	(6,075)					(6,075)	(6,075)
Dividends paid by subsidiary to noncontrolling shareholders on common stock and preferred stock	(1,148)							(1,148)
Preferred stock dividends of subsidiary attributable to the noncontrolling interest	15							15
Navios Acquisition deconsolidation (Note 3)	(125,184)							(125,184)
Stock based compensation	2,414			2,414			2,414
Stock based compensation expenses, Number of Shares			122,577
Dividends declared/paid	(13,041)				(13,041)		(13,041)
Balance at Jun. 30, 2011	1,188,480		10	533,679	495,348	26,549	1,055,586	132,894
Balance, Number of Shares at Jun. 30, 2011		8,479	101,686,343
Balance at Dec. 31, 2011	1,175,692		10	542,582	510,348	6,166	1,059,106	116,586
Balance, Number of Shares at Dec. 31, 2011		8,479	102,409,364
Net income	14,771				14,744		14,744	27
Total other comprehensive loss	(6,580)					(6,580)	(6,580)
Stock based compensation	2,511			2,511			2,511
Stock based compensation expenses, Number of Shares			24,951
Dividends declared/paid	(13,138)				(13,138)		(13,138)
Balance at Jun. 30, 2012	$ 1,173,256		$ 10	$ 545,093	$ 511,954	$ (414)	$ 1,056,643	$ 116,613
Balance, Number of Shares at Jun. 30, 2012		8,479	102,434,315